Operating expenses (Tables)	12 Months Ended
Dec. 31, 2019
Expense By Nature [Abstract]
Summary of Selling, General and Administrative Expenses

Included within selling, general and administrative expenses are (in thousands):

	2017	2018	2019
Demand generation expenses	$69,202	$97,295	$151,350
Technology expenses	31,611	68,224	84,207
Depreciation and amortization	10,980	23,537	113,591
Share based payments	21,486	53,819	158,422
General and administrative	162,032	228,891	345,665
Other items	649	—	16,374
Total selling, general and administrative expenses	$295,960	$471,766	$869,609

Summary of Changes in Fair Value of Derivative Instruments

Included within losses/(gains) on items held at fair value through profit and loss are (in thousands):

	2017	2018	2019
Change in fair value of put and call option liabilities	$3,300	$-	$(43,247)
Change in fair value of acquisition related consideration	-	-	21,526
Losses/(gains) on items held at fair value through profit and loss	$3,300	$-	$(21,721)